Note 22 - Discontinued Operation - Consideration Received and Receivable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)
Statement Line Items [Line Items]
Cash	$ 2,874		$ 0		$ 0
Proceeds on disposal of J.A Martin ex-solar business	2,874		0		$ 0
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Cash	2,874	$ 4,336
Fair value of contingent consideration	624	941
Less costs to sell	(362)	(525)
Total disposal consideration	3,136	4,752
Estimated carrying amount of net assets sold	7,000	10,143
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	(3,854)	(5,391)	34	$ 50
Gain on sale - as estimated at June 30, 2022	(3,854)	(5,391)	$ 34	$ 50
Proceeds on disposal of J.A Martin ex-solar business	2,874	4,336
Fair value of contingent consideration adjustment	624	941
Cost to sell adjustment	362	525
Carrying amount of net assets sold adjustment	7,000	10,143
Disposal groups classified as held for sale [member] | Adjustment [member]
Statement Line Items [Line Items]
Cash	378	529
Fair value of contingent consideration	(3,965)	(5,548)
Less costs to sell	18	25
Estimated carrying amount of net assets sold	(283)	(397)
Proceeds on disposal of J.A Martin ex-solar business	378	529
Fair value of contingent consideration adjustment	(3,965)	(5,548)
Cost to sell adjustment	(18)	(25)
Carrying amount of net assets sold adjustment	$ (283)	$ (397)